Guarantees, Commitments and Pledged Assets - Summary of Other Indirect Commitments (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		$ 355,709	$ 333,163
Commercial letter of credit [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		836	1,049
Commitments to extend credit original term to maturity of one year or less [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	[1]	275,504	272,793
Securities lending [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		78,548	58,477
Securities purchase and other commitment [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		$ 821	$ 844

[1]	Includes liquidity facilities, and excludes commitments which are unconditionally cancellable at the Bank’s discretion at any time.